Revenue recognition and operating segments (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)
Disclosure of disaggregation of revenue from contracts with customers
Contract costs	$ 337	$ 298	[1]	$ 285	[1]
Amortisation of contract costs	$ 123	$ 117		$ 150
Number of secondary reportable business segments | item	2
Minimum
Disclosure of disaggregation of revenue from contracts with customers
Amortization period of contract costs	3 years
Maximum
Disclosure of disaggregation of revenue from contracts with customers
Amortization period of contract costs	7 years
Termite contracts
Disclosure of disaggregation of revenue from contracts with customers
Period of assurance warranties	12 months
Job work | Maximum
Disclosure of disaggregation of revenue from contracts with customers
Period of service	1 month
Job work | Hygiene & Wellbeing | Maximum
Disclosure of disaggregation of revenue from contracts with customers
Period of service	7 days

[1]	Refer to foreign currency translation in material accounting policies section.